Loans Payable (Tables)	12 Months Ended
Dec. 31, 2012
Long Term Loans Principal Repayments

The following table summarizes the aggregate required repayments of the principal amounts of the long-term borrowings, excluding the notes payable (Note 11), in the succeeding five years:

	RMB	US$
	(In thousands)
2013	2,180,535	350,000
2014	353,620	56,760
2015, 2016 and 2017	—	—

	2,534,155	406,760